Subordinated Debentures (Tables)	12 Months Ended
Oct. 31, 2018
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Schedule of Net of Holdings in Debentures

As at October 31 ($ millions)			2018	2017
Maturity date	Interest rate (%)	Terms(1)	Carrying value(2)	Carrying value(2)
October 2024	3.036	Redeemable on or after October 18, 2017. After October 18, 2019, interest will be payable at an annual rate equal to the 90-day bankers’ acceptance rate plus 1.14%.	$1,740	$1,756
June 2025	8.90	Redeemable at any time.	259	260
December 2025(3)	3.367	Redeemable on or after December 8, 2020. After December 8, 2020, interest will be payable at an annual rate equal to the 90 day bankers’ acceptance rate plus 2.19%.	729	737
December 2025(3)	4.50	US$1,250 million. Interest will be payable semi-annually in arrears on June 16 and December 16 of each year.	1,645	1,613
March 2027(3)	2.58	Redeemable on or after March 30, 2022. After March 30, 2022, interest will be payable at an annual rate equal to the 90-day bankers’ acceptance rate plus 1.19%.	1,195	1,219
November 2037(4)	3.015	JPY 10 billion. Redeemed on November 20, 2017.	–	113
April 2038(5)	3.37	JPY 10 billion. Redeemed on April 9, 2018.	–	110
August 2085	Floating	US$99 million bearing interest at a floating rate of the offered rate for six-month Eurodollar deposits plus 0.125%. Redeemable on any interest payment date.	130	127
			$5,698	$5,935

(1)	In accordance with the provisions of the Capital Adequacy Guideline of the Superintendent, all redemptions are subject to regulatory approval and subject to the terms in the relevant prospectus.
(2)	The carrying value of subordinated debentures may differ from par value due to adjustments related to hedge accounting.
(3)

These debentures contain non-viability contingent capital (NVCC) provisions. Under such NVCC provisions, the debentures are convertible into a variable number of common shares if OSFI announces that the Bank has ceased, or is about to cease, to be viable, or if a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection, or equivalent support, from the federal government or any provincial government or political subdivision or agent thereof without which the Bank would have been determined by OSFI to be non-viable. If such a conversion were to occur, the debentures would be converted into common shares pursuant to an automatic conversion formula defined as 150% of the par value plus accrued and unpaid interest divided by the conversion price. The conversion price is based on the greater of: (i) a floor price of $5.00 or, where applicable, the US dollar equivalent of $5.00 (subject to, in each case, adjustments in certain events as set out in the respective prospectus supplements), and (ii) the current market price of the Bank’s common shares at the time of the trigger event (10-day weighted average), where applicable converted from CAD to USD.

(4)	On November 29, 2017, the Bank redeemed all outstanding 3.015% subordinated debentures due November 30, 2038 at their par value of JPY 10 billion plus accrued interest.
(5)	On April 9, 2018, the Bank redeemed all outstanding 3.370% subordinated debentures due April 9, 2038 at their par value of JPY 10 billion plus accrued interest.